Income Taxes (Details) - Schedule of net change valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Change Valuation Allowance Of Deferred Tax Assets Abstract
Beginning Balance	¥ 401,539	¥ 356,294	¥ 279,516
Additions-change to tax expense	39,432	66,093	96,599
NOL Reductions/expirations	(58,251)	(20,848)	(19,821)
Ending Balance	¥ 382,720	¥ 401,539	¥ 356,294